Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000103967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	20.79%	4.16%	6.15%
C000103969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000103968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	24.16%	4.27%	5.80%
C000103972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000103967
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%	5.07%	6.61%
Without Sales Load [Member] | C000103969
Average Annual Return [Line Items]
Average Annual Return, Percent	26.51%	5.35%	6.87%
Without Sales Load [Member] | C000103968
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%	4.27%	5.80%
Without Sales Load [Member] | C000103972
Average Annual Return [Line Items]
Average Annual Return, Percent	26.36%	5.33%	6.87%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	29.55%	3.69%	7.80%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	29.55%	3.69%	7.80%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	29.55%	3.69%	7.80%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	29.55%	3.69%	7.80%